Basis Of Presentation And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Schedule Of Depreciation Accretion And Amortization Amounts Excluded From Operating Revenues And Gross Profit

	2014	2013	2012
	(In thousands)
Depreciation and accretion expenses related to ATMs and ATM-related assets	$63,711	$59,841	$53,028
Amortization of intangible assets	35,768	27,336	21,712
Total depreciation, accretion, and amortization of intangible assets excluded from Cost of ATM operating revenues and Gross profit	$99,479	$87,177	$74,740

Summary Of Primary Inventory Components

	2014	2013
	(In thousands)
ATMs	$2,046	$2,022
ATM parts and supplies	5,012	4,013
Total	7,058	6,035
Less: Inventory reserves	(1,087)	(733)
Inventory, net	$5,971	$5,302